Notes Payable (Details) - Summary Of Convertible Notes Payable - Convertible Notes Payable [Member] - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Short-Term Debt [Line Items]
Total Convertible Notes Payable	$ 63,181	$ 35,277	$ 474
iHeart Convertible Note [Member]
Short-Term Debt [Line Items]
Total Convertible Notes Payable	474	474	474
2021 Convertible Promissory Notes measured at fair value [Member]
Short-Term Debt [Line Items]
Total Convertible Notes Payable	34,537	34,803	$ 0
Bridge Loans measured at fair value [Member]
Short-Term Debt [Line Items]
Total Convertible Notes Payable	$ 28,170	$ 0